Document and Entity Information Document	6 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Entity Information [Line Items]
Entity Registrant Name	ICAHN ENTERPRISES HOLDINGS L.P.
Entity Central Index Key	0001034563
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Jun. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Common Stock, Shares Outstanding		0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No